Fees and Expenses - Baillie Gifford U.S. Equity Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Management Fee	0.60%
Other Expenses(a)	0%
Total Annual Fund Operating Expenses	0.60%

(a)	Estimated for the current fiscal year.

Expense Example [Heading]	Example of Expenses
Expense Example Narrative [Text Block]

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds (“ETFs”). It assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. It also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example below also applies any contractual expense waivers and/or expense reimbursements to the first year of each period listed in the table.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions, your expenses would be:
Expense Example, With Redemption [Table]

1 Year	$62
3 Years	$192

Expense Example, No Redemption [Table]

1 Year	$62
3 Years	$192